UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21374

PIMCO Floating Rate Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna 1345 Avenue of the Americas, New York, NY 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	July 31, 2008

Date of reporting period:	April 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Floating Rate Income Fund Schedule of Investments

April 30, 2008 (unaudited)

Principal
Amount
(000)		Value*
SENIOR LOANS (a)(c)—69.1%
Advertising—0.8%
	West Corp.,
$33	5.079%, 10/23/13	$30,683
1,179	5.238%, 10/23/13	1,080,499
1,416	5.259%, 10/23/13 (b)	1,298,069
1,138	5.295%, 10/24/13	1,043,236
201	5.465%, 10/23/13	184,100
		3,636,587
Aerospace—0.2%
750	TransDigm Group, Inc., 4.655%, 6/23/13, Term B (b)	717,187

Airlines—0.5%
2,970	Northwest Airlines Corp., 4.72%, 8/22/08 (b)	2,611,120

Apparel & Textiles—0.3%
	Simmons Co., Term C (b),
478	4.875%, 12/19/11	430,182
251	4.938%, 12/19/11	225,804
319	5.288%, 12/19/11	286,788
366	6.375%, 12/19/11	329,642
106	6.50%, 12/19/11	95,596
37	6.938%, 12/19/11	32,964
73	7.125%, 12/19/11	65,928
73	7.25%, 12/19/11	65,928
		1,532,832
Automotive—1.4%
5,925	Ford Motor Corp., 5.80%, 12/15/13, Term B	5,459,330
1,485	General Motors Corp., 5.059%, 11/29/13	1,398,881
		6,858,211
Automotive Products—1.7%
	Allison Transmission, Inc.,
1,283	5.48%, 8/7/14	1,206,405
711	5.74%, 8/7/14 (b)	668,705
	Cooper Standard Automotive, Inc.,
1,340	5.25%, 12/31/11, Term B	1,292,669
3,348	5.25%, 12/31/11, Term C	3,230,402
2,000	Goodyear Tire & Rubber Co., 4.54%, 4/20/14, Term B	1,900,000
		8,298,181
Banking—0.4%
	Aster Co., Ltd. (b),
1,092	4.88%, 9/19/13, Term B	956,981
1,132	4.88%, 9/19/14, Term C	991,322
		1,948,303
Building/Construction—0.9%
	Masonite International Corp., Term B,
506	4.63%, 4/6/13	458,955
1,901	4.92%, 4/6/13	1,722,877

Principal
Amount
(000)		Value*
Building/Construction (continued)
$2,316	Nortek, Inc., 5.30%, 8/27/11 (b)	$2,095,855
		4,277,687
Chemicals—1.3%
	INEOS Group Ltd.,
2,870	4.635%, 10/7/12, Term A	2,566,176
970	4.655%, 10/7/12, Term A	867,127
735	4.885%, 10/7/13, Term B	647,963
735	5.385%, 10/7/14, Term C	687,455
1,745	KRATON Polymers Group LLC, 6.75%, 5/12/13 (b)	1,459,196
		6,227,917
Commercial Products—0.2%
	iPayment, Inc. (b),
505	4.696%, 12/27/12	419,029
191	4.716%, 12/27/12	158,425
269	4.828%, 12/27/12	223,214
		800,668
Computer Services—0.7%
3,404	SunGard Data Systems, Inc., 5.128%, 2/11/13	3,233,025

Computer Software—2.5%
	Infor Global Solutions (b),
733	6.45%, 7/28/12	609,581
164	6.45%, 8/1/12	136,183
466	6.45%, 8/1/12, Term DD	387,297
€1,241	8.481%, 8/1/12, Term EU	1,614,948
	Thomson Learning, Inc., Term B,
$844	5.20%, 6/27/14	785,146
6,618	5.36%, 6/27/14	6,151,867
3,000	Trilogy International, Inc., 6.196%, 6/22/12 (b)	2,565,000
		12,250,022
Consumer Products—2.0%
1,927	Education Management Corp., 4.50%, 2/13/14, Term B (b)	1,723,298
	Jarden Corp., Term B,
2,931	4.446%, 1/24/12 (b)	2,794,780
1,489	5.196%, 1/24/12	1,451,531
	National Mentor, Inc. (b),
927	4.70%, 6/30/13, Term B	797,633
56	5.32%, 6/30/13	48,160
1,000	6.904%, 6/29/12	860,000
	Pinnacle Foods, Term B (b),
70	5.421%, 3/30/14	65,479
1,291	5.438%, 3/30/14	1,207,624

Principal
Amount
(000)		Value*
Consumer Products (continued)
$624	5.553%, 3/30/14	$583,700
		9,532,205
Containers & Packaging—2.8%
	Graham Packaging Holdings Co., Term B,
733	4.875%, 10/18/11	696,717
55	5.00%, 10/18/11 (b)	52,254
3,484	5.00%, 10/18/11	3,309,407
1,173	5.25%, 10/18/11	1,114,748
	Graphic Packaging International Corp.,
1,251	4.698%, 5/3/14	1,194,013
427	4.734%, 5/3/14	407,796
1,194	4.92%, 5/3/14	1,138,994
	Kappa Packaging (b),
1,000	7.00%, 3/7/14	947,222
1,000	7.00%, 3/7/15	947,222
	Smurfit-Stone Container,
742	4.50%, 11/1/10	723,933
364	4.875%, 11/1/10, Term C	354,944
224	4.875%, 11/1/11, Term B	218,230
481	4.875%, 11/1/11, Term C	469,315
609	5.125%, 11/1/11, Term B	593,388
1,217	5.125%, 11/1/11, Term C	1,186,775
		13,354,958
Diversified Manufacturing—1.3%
3,945	Grant Forest Products, 12.75%, 9/16/13 (b)	2,869,736
	Invensys PLC (b),
521	5.039%, 7/17/13	501,027
479	5.128%, 7/17/13	461,473
	KION Group GmbH (b),
1,250	6.751%, 12/20/14, Term B	1,165,625
1,250	7.251%, 12/20/15, Term C	1,165,625
		6,163,486
Drugs & Medical Products—2.9%
€998	Bausch & Lomb, Inc., 7.978%, 4/11/15	1,538,650
	Mylan Laboratories, Inc., Term B,
$1,565	5.938%, 10/2/14	1,537,776
782	6.00%, 10/2/14 (b)	768,888
1,643	6.125%, 10/2/14	1,614,065
	Nycomed Holdings (b),
€1,135	6.978%, 12/20/15, Term B	1,473,846
€865	6.978%, 12/29/16, Term B	1,123,157
€865	7.728%, 12/20/15, Term C	1,138,987
€1,135	7.728%, 12/29/16, Term C	1,494,618
	Stiefel Laboratories, Inc. (b),
$432	6.693%, 12/31/13	417,162
565	6.693%, 1/10/14	545,401
	Warner Chilcott PLC,
1,141	4.696%, 1/18/12, Term B	1,098,757
532	4.696%, 1/18/12, Term C	512,753
609	4.761%, 1/18/12, Term B	586,004
80	4.884%, 1/18/12, Term B	77,169
97	4.884%, 1/18/12, Term C	93,266
		14,020,499

Principal
Amount
(000)		Value*
Energy—1.3%
	Alon USA Energy, Inc. (b),
$1,730	5.113%, 6/8/13	$1,591,250
216	5.113%, 6/8/13, Term DD	198,906
2,432	Headwaters, Inc., 4.90%, 4/30/11, Term B (b)	2,274,196
1,500	NRG Energy Holding, 4.346%, 2/1/13	1,442,438
	Targa Resources, Inc.,
291	2.571%, 10/31/11	279,290
18	4.696%, 10/31/12, Term B	17,456
496	6.906%, 10/31/12, Term B	477,400
		6,280,936
Entertainment—3.1%
10,634	MGM Studios, 5.946%, 4/8/12, Term B	8,543,334
	Revolution Studios LLC (b),
713	5.37%, 12/21/12, Term A	646,374
1,641	6.62%, 12/21/14, Term B	1,518,213
	Warner Music Group, Inc., Term B,
2,059	4.678%, 2/28/11	1,903,619
389	4.895%, 2/28/11	359,778
920	4.92%, 2/28/11	850,537
930	5.093%, 2/28/11(b)	859,129
		14,680,984
Financial Services—5.4%
1,500	Bearingpoint, Inc., 6.666%, 5/18/12 (b)	1,117,500
5,965	Chrysler Financial Corp., 6.80%, 8/3/12	5,443,891
2,500	Delphi Corp., 6.875%, 7/1/08, Term C (b)	2,516,072
	First Data Corp., Term B,
110	5.349%, 9/24/14 (b)	103,383
265	5.446%, 9/24/14	250,292
3,605	5.645%, 9/24/14	3,400,461
5,955	Nielson Finance, 5.346%, 8/9/13, Term B	5,647,323
	Nuveen Investments, Term B,
2,073	5.863%, 11/13/14	1,980,453
1,927	5.886%, 11/1/14	1,810,490
	One (b),
€693	7.136%, 10/2/15, Term B	987,289
€557	7.136%, 2/4/16, Term B	793,415
€779	7.636%, 9/30/16, Term C	1,176,571
€471	7.636%, 2/4/17, Term C	711,171
		25,938,311
Food Services—1.9%
	Arby’s Restaurant Group, Inc., Term B,
$13	4.943%, 7/25/12	12,252
647	4.954%, 7/25/12	612,620
2,231	5.113%, 7/25/12	2,113,235

Principal
Amount
(000)		Value*
Food Services (continued)
$679	5.149%, 7/25/12	$643,252
1,466	Bolthouse Farms, Inc., 5.00%, 11/17/12, Term B (b)	1,393,854
	Michael Foods, Inc., Term B (b),
202	4.542%, 11/21/10	197,167
2,963	6.845%, 11/21/10	2,888,889
1,485	Sturm Foods, Inc., 5.438%, 1/30/14, Term B (b)	1,106,325
		8,967,594
Healthcare & Hospitals—6.6%
5,472	Biomet, Inc., 5.696%, 3/25/15, Term B	5,377,870
	Capio AB (b),
€650	7.087%, 3/8/15, Term B	964,710
€650	7.212%, 3/8/16, Term C	960,278
$1,815	Community Health Systems, Inc., 5.335%, 7/25/14, Term B	1,741,020
	DaVita, Inc., Term B,
537	4.20%, 10/5/12	515,297
31	4.22%, 10/5/12 (b)	29,527
44	4.22%, 10/5/12	42,182
97	4.33%, 10/5/12 (b)	93,082
681	4.33%, 10/5/12	653,605
44	4.57%, 10/5/12	42,182
66	4.60%, 10/5/12	63,273
10,862	HCA, Inc., 4.946%, 11/18/13, Term B	10,333,475
	HealthSouth Corp.,
2,513	5.23%, 3/10/13	2,391,324
6	5.37%, 2/2/13	5,368
€1,000	ISTA, 8.519%, 6/15/16	1,074,261
$858	MultiPlan, Inc., 5.363%, 4/12/13, Term B (b)	810,332
	Psychiatric Solutions, Inc., Term B (b),
695	4.45%, 7/7/12	669,284
1,288	4.613%, 7/7/12	1,239,849
4,066	Renal Advantage, Inc., 5.264%, 10/6/12, Term B (b)	3,811,385
	United Surgical (b),
23	4.62%, 4/18/14, Term DD	20,774
55	5.02%, 4/18/14, Term DD	50,452
832	5.49%, 4/18/14, Term B	765,826
48	6.791%, 4/18/14, Term DD	43,774
		31,699,130
Hotels/Gaming—1.5%
308	CCM Merger, Inc., 5.00%, 7/21/12, Term B (b)	289,572
3,738	Las Vegas Sands Corp., 4.45%, 5/23/14	3,441,423
	MotorCity Casino, Term B (b),
2,818	4.671%, 7/21/12	2,648,862
770	5.08%, 7/21/12	723,930
		7,103,787

Principal
Amount
(000)		Value*
Household Products—0.7%
	Springer S.A. (b),
$1,000	7.094%, 9/16/11, Term B	$905,625
2,800	8.121%, 9/16/12, Term C	2,535,750
		3,441,375
Leasing—0.4%
	Rental Service Corp. (b),
530	6.23%, 11/21/13	462,795
664	6.23%, 11/30/13	579,507
	United Rentals, Inc. (b),
723	4.83%, 2/14/11, Term B	705,794
306	5.32%, 2/14/11, Term LC	298,435
		2,046,531
Manufacturing—2.0%
2,734	Bombardier, Inc., 5.32%, 6/26/13, Term B (b)	2,428,860
	Dresser-Rand Group, Inc., Term T,
69	5.113%, 5/4/14	66,923
2,877	5.315%, 5/4/14	2,781,212
	Lucite International Ltd. (b),
1,237	5.15%, 5/26/13, Term B	1,109,210
438	5.15%, 5/26/13, Term DD	392,753
2,978	Polypore, Inc., 5.11%, 5/15/14 (b)	2,843,513
		9,622,471
Multi-Media—6.5%
	American Media Operations, Inc. (b),
1,500	6.34%, 1/30/13	1,374,375
1,500	8.16%, 1/30/13	1,374,375
983	Atlantic Broadband, Inc., 4.95%, 8/9/12, Term B (b)	918,709
3,000	Charter Communications, 5.171%, 9/6/14	2,661,945
4,925	CSC Holdings, Inc., 4.477%, 3/30/13, Term B	4,755,520
2,000	Insight Communications, 7.75%, 4/21/15 (b)	1,846,250
1,000	Macrovision, 7.00%, 4/30/13 (b)	998,750
2,143	NTL Investment, 4.937%, 1/6/13, Term B	1,973,506
	ProSieben Sat.1 Media AG (b),
€1,956	2.875%, 5/9/15	2,508,250
€43	6.248%, 5/9/15	55,219
	Seven Media Group, Term T (b),
AUD 670	9.392%, 2/7/13	578,118
AUD 2,682	9.402%, 2/7/13	2,312,473
AUD 84	9.835%, 2/7/13	72,265
	Univision Communications, Inc.,
$6	4.954%, 9/15/14, Term B (b)	5,118
175	5.113%, 9/15/14, Term B	147,395
6,107	5.149%, 9/15/14, Term B	5,158,833

Principal
Amount
(000)		Value*
Multi-Media (continued)
$1,000	5.363%, 3/15/09	$961,667
212	5.494%, 9/15/14, Term B (b)	179,126
	Young Broadcasting, Inc., Term B (b),
2,946	5.25%, 11/3/12	2,662,538
948	5.688%, 5/2/12	856,354
		31,400,786
Oil & Gas—0.4%
	Big West Oil LLC (b),
187	4.966%, 5/2/14, Term DD	176,484
664	5.00%, 5/2/14, Term B	624,755
	Oxbow Carbon & Minerals LLC (b),
866	4.863%, 5/4/14, Term B	785,549
80	4.863%, 5/4/14, Term DD	72,506
27	6.25%, 5/4/14, Term B	24,351
		1,683,645
Paper/Paper Products—1.2%
	Georgia-Pacific Corp., Term B,
384	4.446%, 12/20/12	369,207
4,277	4.74%, 12/20/12	4,109,017
503	4.835%, 12/20/12	483,414
1,000	Verso Paper Holdings LLC, 9.078%, 2/1/13 (b)	934,167
		5,895,805
Printing/Publishing—1.9%
42	Idearc, Inc., 4.86%, 11/17/14 (b)	35,105
	Seat Pagine Gialle SpA (b),
€877	4.386%, 5/25/12, Term A	1,240,932
€626	4.386%, 6/8/13, Term B	882,506
	Tribune Co.,
$4,367	5.478%, 5/30/09, Term X	4,164,708
3,970	5.542%, 5/30/14, Term B	2,952,688
		9,275,939
Recreation—3.2%
	Amadeus Global Travel (b),
2,750	6.846%, 4/8/13, Term B	2,572,990
2,750	7.096%, 4/8/14, Term C	2,533,193
3,930	Cedar Fair L.P., 4.863%, 8/30/12	3,747,691
	Six Flags Theme Parks, Inc., Term B,
1,765	5.15%, 4/30/15	1,576,626
588	5.33%, 4/30/15	525,552
128	5.35%, 4/30/15	114,636
	Travelport,
297	4.946%, 8/23/13	274,878
1,482	5.113%, 8/23/13	1,369,934
2,978	5.113%, 8/23/13, Term DD	2,736,323
		15,451,823
Retail—0.3%
1,300	Neiman Marcus Group, Inc., 4.758%, 4/6/13	1,244,480

Telecommunications—7.3%
	Alltel Corp., Term B,
990	5.466%, 5/15/15	911,706

Principal
Amount
(000)		Value*
Telecommunications (continued)
$1,995	5.55%, 5/15/15	$1,837,190
	Centennial Cellular Communications Corp. (b),
4,332	4.696%, 2/9/11	4,234,056
335	5.085%, 1/20/11	327,611
	eircom Group PLC (b),
€1,200	6.606%, 8/15/14, Term B	1,737,771
€1,200	6.856%, 8/15/15, Term C	1,747,094
$2,536	Hawaiian Telcom Communications, Inc., 4.946%, 6/1/14, Term C	1,914,847
	Integra Telecom, Inc., Term T (b),
814	6.946%, 8/31/13	771,836
504	7.149%, 8/31/13	478,361
672	7.335%, 8/31/13	637,815
	Intelsat Ltd.,
2,553	5.184%, 7/3/12	2,368,976
333	5.184%, 1/3/14	308,550
665	5.184%, 1/3/14 (b)	616,914
2,500	5.20%, 2/1/14	2,498,125
	Nordic Telephone Co. Holdings ApS ,
€1,605	6.014%, 11/30/13, Term B	2,440,068
€1,922	6.514%, 11/30/14, Term C	2,934,278
€1,500	Telenet Bidco NV, 7.468%, 7/31/15, Term C (b)	2,241,936
	Telesat,
$1,700	9.00%, 10/31/08	1,623,500
1,300	10.50%, 10/31/08	1,241,500
	Telesat Canada, Inc.,
21	5.79%, 10/22/14, Term DD	19,831
518	5.89%, 10/22/14, Term B	490,272
3,158	5.90%, 10/22/14, Term B	2,989,990
160	5.90%, 10/22/14, Term DD	155,335
952	Verizon IDEARC, Inc., 4.70%, 11/17/14, Term B	788,226
		35,315,788
Transportation—0.5%
	Fleetpride Corp., Term B (b),
2,531	5.196%, 6/6/13	2,341,406
188	5.384%, 6/6/13	173,438
		2,514,844
Utilities—2.0%
1,572	AES Corp., 7.19%, 8/10/11, Term B (b)	1,536,072
1,600	Sandridge Energy, Inc., 6.323%, 4/1/14 (b)	1,524,000
	Texas Competitive Electric Holdings Co. LLC ,
914	6.478%, 10/10/14	876,565
3,408	6.596%, 10/10/14	3,270,098
2,642	6.596%, 10/10/14, Term B	2,533,333
		9,740,068
Waste Disposal—1.0%
	Allied Waste North America, Inc. ,
504	4.08%, 3/28/14, Term B	488,031
432	4.30%, 3/28/14, Term B	418,313

Principal
Amount
(000)		Value*
Waste Disposal (continued)
$925	4.57%, 3/28/14, Term B	$894,723
76	4.59%, 3/28/14, Term B	73,616
1,663	4.60%, 3/28/14	1,609,045
€1,000	AVR-Bedrijven NV, 7.015%, 3/1/14 (b)	1,432,348
		4,916,076
Wholesale—0.8%
$3,910	Roundy’s, Inc., 5.47%, 10/27/11, Term B	3,671,960

Wire & Cable Products—1.2%
	UPC Broadband Holding BV,
€3,143	6.391%, 12/31/14, Term M	4,461,581
€1,000	7.752%, 12/31/14	1,419,620
		5,881,201
	Total Senior Loans (cost—$351,626,477)	332,236,422

		Credit Rating
		(Moody’s/S&P)
CORPORATE BONDS & NOTES—18.1%
Airlines—0.1%
$646	JetBlue Airways Corp., 6.165%, 5/15/10, FRN	B2/B+	642,757

Apparel & Textiles—0.7%
3,500	Hanesbrands, Inc., 8.204%, 12/15/14, FRN	B2/B	3,316,250

Automotive Products—0.9%
4,000	Goodyear Tire & Rubber Co., 8.663%, 12/1/09, FRN	Ba3/BB-	4,025,000

Banking—0.8%
£2,401	Royal Bank of Scotland PLC, 9.644%, 4/6/11, FRN (e)	NR/NR	3,752,616

Building/Construction—0.9%
€3,000	Grohe Holding GmbH, 7.622%, 1/15/14, FRN	B2/B	4,262,014

Commercial Services—0.9%
$4,500	ARAMARK Corp., 6.373%, 2/1/15, FRN	B3/B	4,353,750

Containers & Packaging—0.4%
1,000	Berry Plastics Corp., 7.568%, 2/15/15, FRN (a)(d)	B1/BB-	970,000
1,000	Berry Plastics Holding Corp., 6.675%, 9/15/14, FRN	Caa1/B	855,000
			1,825,000
Electronics—0.2%
1,400	Spansion LLC, 6.201%, 6/1/13, FRN (a)(d)	B2/BB-	1,057,000

Financial Services—5.3%
2,500	Chukchansi Economic Dev. Auth., 8.238%, 11/15/12, FRN (a)(d)	B2/BB-	2,156,250
2,500	Citigroup, Inc., 8.40%, 4/30/18 (f)	A2/A	2,533,325
8,150	Ford Motor Credit Co. LLC, 5.46%, 1/13/12, FRN	B1/B	6,861,167
7,000	General Motors Acceptance Corp. LLC, 5.276%, 12/1/14, FRN	B2/B	4,982,810
2,000	Hexion U.S. Finance Corp., 7.565%, 11/15/14, FRN	B3/B	1,885,000
600	Merrill Lynch & Co., Inc., 6.875%, 4/25/18	A1/A	606,413
1,000	Qwest Capital Funding, Inc., 7.90%, 8/15/10	B1/B+	1,007,500
	Universal City Florida Holding Co.,
3,500	7.623%, 5/1/10, FRN	B3/B-	3,478,125
2,000	8.375%, 5/1/10	B3/B-	2,005,000
			25,515,590

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Hotels/Gaming—1.1%
$2,336	Harrah’s Operating Co., Inc., 10.75%, 2/1/16 (a)(d)	B3/B+	$2,020,640
1,000	Mandalay Resort Group, 7.625%, 7/15/13	B1/B+	905,000
3,000	Seminole Hard Rock Entertainment, Inc., 5.30%, 3/15/14, FRN (a)(d)	B1/BB	2,527,500
			5,453,140
Insurance—0.4%
	Residential Reins Ltd., FRN (a)(b)(d),
1,300	10.326%, 6/7/10	NR/BB	1,318,287
500	10.826%, 6/7/10	NR/BB+	507,325
			1,825,612
Manufacturing—0.7%
€2,250	Bombardier, Inc., 7.465%, 11/15/13, FRN (a)(d)	Ba2/BB+	3,538,055

Multi-Media—0.2%
$1,000	CCO Holdings LLC, 8.75%, 11/15/13	Caa1/CCC	925,000

Paper/Paper Products—0.9%
4,500	Verso Paper Holdings LLC, 6.623%, 8/1/14, FRN	B2/B+	4,230,000

Semi-conductors—0.8%
5,000	Freescale Semiconductor, Inc., 6.675%, 12/15/14, FRN	B2/B-	4,012,500

Telecommunications—3.6%
2,500	Hawaiian Telcom Communications, Inc., 8.486%, 5/1/13, FRN	Caa2/CCC	1,012,500
€3,000	Hellas Telecommunications Luxembourg V, 8.247%, 10/15/12, FRN	B1/B	4,367,105
€2,950	Nordic Telephone Co. Holdings ApS, 10.348%, 5/1/16, FRN (a)(d)	B2/B	4,546,926
$5,200	Nortel Networks Ltd., 6.963%, 7/15/11, FRN	B3/B-	4,927,000
3,000	TelCordia Technologies, Inc., 6.463%, 7/15/12, FRN (a)(d)	B2/B	2,505,000
			17,358,531
Wire & Cable Products—0.2%
1,000	Superior Essex Communications LLC, 9.00%, 4/15/12	B3/BB-	992,500
	Total Corporate Bonds & Notes (cost—$94,323,915)		87,085,315

PREFERRED STOCK—0.6%

Shares
Financial Services—0.6%
30	Richmond Cnty. Capital Corp., 5.963%, FRN (a)(b)(d)
	(cost—$3,068,306)		3,013,125

Principal
Amount
(000)
MORTGAGE-BACKED SECURITIES—0.3%
$1,489	Mellon Residential Funding Corp., 3.066%, 11/15/31, CMO, FRN
	(cost—$1,489,358)	Aaa/AAA	1,343,484

ASSET-BACKED SECURITIES—0.2%
	Credit Suisse First Boston Mortgage Securities Corp., FRN,
426	3.339%, 8/25/32	Aaa/AAA	394,399
12	3.595%, 7/25/32	Aaa/AAA	10,661

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
$357	GSAMP Trust, 3.185%, 3/25/34, FRN	Aaa/AAA	$350,936
	Total Asset-Backed Securities (cost—$795,127)		755,996

SHORT-TERM INVESTMENTS—11.7%
U.S. Treasury Bills (g)—6.3%
30,500	0.65%-1.56%, 5/29/08-6/26/08 (cost—$30,455,634)		30,455,634

U.S. Government Agency Security—4.9%
23,400	Federal Home Loan Bank Discount Notes, 1.75%, 5/1/08 (cost—$23,400,000)	P-1/A-1+	23,400,000

Corporate Notes—0.4%
Multi-Media—0.4%
1,800	Cablevision Systems Corp., 7.133%, 4/1/09, FRN (cost—$1,800,000)	B2/B+	1,822,500

Repurchase Agreement—0.1%
500	State Street Bank & Trust Co., dated 4/30/08, 1.70%, due 5/1/08, proceeds $500,024; collateralized by Federal Home Loan Bank Discount Notes, 2.023% due 7/7/08, valued at $513,069 including accrued interest (cost—$500,000)		500,000
	Total Short-Term Investments (cost—$56,155,634)		56,178,134

OPTIONS PURCHASED (h)—0.0%

Contracts
	Call Options—0.0%
250	U.S. Treasury Notes 5 yr. Futures (CBOT),
	strike price $124.50, expires 5/23/08	1,953

	Put Options—0.0%
	Financial Future Euro—90 day (CME),
216	strike price $92.25, expires 6/16/08	1
179	strike price $93, expires 3/16/09	—
61	strike price $94, expires 3/16/09	—
416	United Kingdom—90 day (CME),
	strike price $91.25, expires 12/17/08	1
		2
	Total Options Purchased (cost—$15,891)	1,955
	Total Investments (cost—$507,474,708)—100.0%	$480,614,431

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, or persons acting in their discretion pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued on the last business day of each week using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (“Senior Loans”), for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is normally determined weekly on the last business day of the week as of close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $356,396,530, representing 74.15% of total investments.
(b)	Illiquid security.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the agent bank and/or borrower prior to disposition. Remaining maturities of Senior Loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on April 30, 2008.

(d)

144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Fair-valued security—Security with a value of $3,752,616, representing 0.78% of total investments.
(f)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.
(g)	All or partial amount segregated as collateral for swaps.
(h)	Non-income producing.

Glossary:
AUD—Australian Dollar
£—British Pound
CBOT—Chicago Board of Trade
CME—Chicago Mercantile Exchange
CMO—Collateralized Mortgage Obligation
€—Euro
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on April 30, 2008.
LIBOR—London Inter-Bank Offered Rate
NR—Not Rated

Other Investments:

(1) Credit default swap contracts outstanding at April 30, 2008:

	Notional Amount		Payments	Unrealized
Swap Counterparty/	Payable on Default	Termination	Received	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)
Bank of America:
Allied Waste North America	$600	9/20/09	2.75%	$12,887
Bombardier	1,400	6/20/10	3.80%	84,809
Las Vegas Sands	1,500	12/20/12	2.55%	(122,250)
LCDX	2,700	6/20/13	3.25%	68,616
Williams Cos.	875	9/20/09	2.05%	21,013
Barclays Bank:
Sprint Nextel	2,500	6/20/09	7.15%	95,692
Citigroup:
AES	5,000	6/20/08	1.17%	9,488
Chrysler Financial	1,000	6/20/13	5.00%	33,737
Las Vegas Sands	1,000	12/20/12	2.55%	(81,500)
Univision Communications	2,000	3/20/12	0.97%	(277,706)
Credit Suisse First Boston:
AES	900	9/20/09	3.85%	38,837
Allied Waste North America	875	9/20/09	2.46%	15,029
Delhaize America	875	9/20/09	1.40%	15,461
Intelsat	3,000	3/20/10	3.21%	(144,208)
Samis	2,200	9/20/08	2.45%	43,299
Goldman Sachs:
Dow Jones CDX	3,000	12/20/12	3.01%	(103,676)
Royal Caribbean Cruises	3,500	3/20/13	3.94%	67,353
TRW Automotive	875	9/20/09	2.15%	10,280
JPMorgan Chase:
SLM	3,000	3/20/09	4.40%	(37,460)
Lehman Brothers:
Dow Jones CDX	3,000	12/20/12	2.85%	(123,849)
Dow Jones CDX	3,000	12/20/12	3.23%	(75,938)
Six Flags	2,000	6/20/12	1.75%	(256,723)
Merrill Lynch & Co.:
ARAMARK	1,000	9/20/12	2.60%	17,760
Dow Jones CDX	3,000	12/20/12	3.13%	(88,546)
Dow Jones CDX	5,200	12/20/12	3.23%	(131,626)
Dow Jones CDX	6,000	12/20/12	3.51%	(81,270)
Dow Jones CDX	6,000	12/20/12	3.81%	40,099
Georgia-Pacific	3,500	3/20/13	3.75%	(66,809)
Williams Cos.	700	9/20/09	1.71%	13,260
Morgan Stanley:
Biomet	1,000	9/20/12	3.05%	25,916
Georgia-Pacific	900	9/20/09	1.63%	(7,265)
Russian Federation	300	6/20/08	0.245%	166
UBS:
LCDX	3,300	6/20/13	3.25%	85,514
				$(899,610)

(2) Interest rate swap agreements outstanding at April 30, 2008:

			Rate Type		Unrealized
	Notional Amount	Termination	Payments Made	Payments Received	Appreciation
Swap Counterparty	(000)	Date	by Fund	by Fund	(Depreciation)
Barclays Bank	$569,800	6/21/25	5.70%	3-Month USD-LIBOR	$(26,256,589)
Barclays Bank	290,000	6/21/25	3-Month USD-LIBOR	5.70%	35,496,431
Citigroup	22,000	6/18/15	3-Month USD-LIBOR	5.00%	1,177,992
Citigroup	14,500	6/18/18	5.00%	3-Month USD-LIBOR	157,988
Deutsche Bank	116,900	6/18/09	3-Month USD-LIBOR	4.00%	1,097,071
Deutsche Bank	38,000	6/18/13	3-Month USD-LIBOR	4.00%	553,521
Goldman Sachs	46,000	6/18/15	3-Month USD-LIBOR	5.00%	(318,546)
Goldman Sachs	8,500	6/18/18	5.00%	3-Month USD-LIBOR	(357,831)
JPMorgan Chase	34,000	6/18/13	3-Month USD-LIBOR	4.00%	376,256
Morgan Stanley	27,200	6/18/09	3-Month USD-LIBOR	4.00%	252,495
Morgan Stanley	4,000	6/18/15	3-Month USD-LIBOR	5.00%	58,980
Morgan Stanley	145,000	6/21/25	3-Month USD-LIBOR	5.70%	18,160,918
Royal Bank of Scotland	21,000	6/18/13	3-Month USD-LIBOR	4.00%	512,743
Royal Bank of Scotland	50,000	6/18/15	3-Month USD-LIBOR	5.00%	2,677,254
Royal Bank of Scotland	158,800	6/18/18	5.00%	3-Month USD-LIBOR	(861,380)
UBS	140,000	6/21/25	3-Month USD-LIBOR	5.70%	16,432,589
					$49,159,892

LIBOR - London Inter-Bank Offered Rate

The Fund received $37,750,000 par value in U.S. Treasury Bills as collateral for swap contracts.

(3)  Forward foreign currency contracts outstanding at April 30, 2008:

			Unrealized
	U.S. $ Value	U.S. $ Value	Appreciation
	Origination Date	April 30, 2008	(Depreciation)
Purchased:
1,119,000 Euro settling 5/15/08	$1,758,486	$1,741,125	$(17,361)
Sold:
3,319,812 Australian Dollar settling 5/15/08	3,120,342	3,122,437	(2,095)
36,222,000 Euro settling 5/29/08	56,672,217	56,328,629	343,588
2,750,000 British Pound settling 5/19/08	5,423,830	5,439,582	(15,752)
			$308,380

(4) At April 30, 2008, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Principal Amount
Big West Oil LLC	$637,500
Community Health Systems, Inc.	92,807
Eastman Kodak	2,500,000
Las Vegas Sands Corp.	753,138
Telesat Canada, Inc.	134,383
United Surgical	36,290
$4,154,118

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

          (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Floating Rate Income Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 24, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 24, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 24, 2008